SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Administrative Committee has evaluated events subsequent to June 29, 2026, the date the financial statements were available to be issued.
Effective August 3, 2026, administration of the IFF Retirement Plans will transition from Fidelity to T. Rowe Price.